8. STOCK WARRANTS - Stock Warrants (Details) - Quarterly Report - $ / shares	3 Months Ended		6 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	Apr. 08, 2015	Feb. 27, 2015
Shares Under warrants, Outstanding	342,000	524,000		50,000	100,000
Remaining Life in Years, Outstanding	3 years	3 years
Warrant 1
Exercise Price per Share, Outstanding			$ 0.001
Shares Under warrants, Outstanding			3,113,659
Remaining Life in Years, Outstanding			2 years
Exercise Price per Share, Exercisable			$ 0.001
Shares Under warrants, Exercisable			3,113,659
Remaining Life in Years, Exercisable			2 years
Warrant 2
Exercise Price per Share, Outstanding			$ 0.4
Shares Under warrants, Outstanding			4,000,000
Remaining Life in Years, Outstanding			2 years
Exercise Price per Share, Exercisable			$ 0.4
Shares Under warrants, Exercisable			4,000,000
Remaining Life in Years, Exercisable			2 years
Warrant 3
Exercise Price per Share, Outstanding			$ 0.5
Shares Under warrants, Outstanding			100,000
Remaining Life in Years, Outstanding			5 years
Exercise Price per Share, Exercisable			$ 0.5
Shares Under warrants, Exercisable			100,000
Remaining Life in Years, Exercisable			5 years
Warrant 4
Exercise Price per Share, Outstanding			$ 0.6
Shares Under warrants, Outstanding			50,000
Remaining Life in Years, Outstanding			5 years
Exercise Price per Share, Exercisable			$ 0.6
Shares Under warrants, Exercisable			50,000
Remaining Life in Years, Exercisable			5 years
Warrant 5
Exercise Price per Share, Outstanding			$ 1
Shares Under warrants, Outstanding			866,000
Remaining Life in Years, Outstanding			3 years
Exercise Price per Share, Exercisable			$ 1
Shares Under warrants, Exercisable			866,000
Remaining Life in Years, Exercisable			3 years